Income Taxes	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income Taxes
Note 9: Income Taxes
The Company’s effective income tax rate was 22.2% and 23.1% for the three months ended June 30, 2026 and 2025, respectively, and 23.0% and 23.5% for the six months ended June 30, 2026 and 2025, respectively.

On February 18, 2026, the Internal Revenue Service issued Notice
2026-7,
providing additional CAMT guidance that, among other changes, allows tax repairs to be deducted when calculating the CAMT liability and allows retroactive reliance for companies to file amended returns and recover CAMT already paid. As a result of this guidance, the Company does not expect to be in a CAMT liability position. In 2026, previously recorded current and deferred tax amounts relating to CAMT were adjusted in the Company’s Consolidated Financial Statements to reflect the revised
calculation and refund claim status including the reversal of the $200 million CAMT credit carryforward outstanding as of December 31, 2025. Also, in 2026, the Company recognized additional uncertain tax liabilities of $50 million and, for the three and six months ended June 30, 2026, the Company recognized additional interest of $1 million and $3 million, respectively, as the CAMT credit carryforward is no longer available for offset. The Company will continue to evaluate CAMT applicability
on a prospective basis.